Financial Assets and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of Movement in Non-Current Financial Assets
The movement in investments, credits and others financial assets, deposits and guarantees, trade receivables and impairment of trade receivables in 2018 and 2017, is as follows:

Millions of euros	Investments	Credits and other financial assets	Deposits and guarantees	Trade receivables	Impairment of trade receivables
Balance at 12/31/16	825	1,177	1,938	593	(154)
Acquisitions	16	358	955	602	(12)
Disposals	(155)	(173)	(156)	(59)	41
Translation differences	(7)	(41)	(258)	(40)	16
Fair value adjustments and financial updates	5	4	84	(5)	—
Transfers and other	(34)	(142)	62	(453)	(28)
Balance at 12/31/17	650	1,183	2,625	638	(137)
First application of IFRS 9 impact	—	—	—	(201)	17
Acquisitions	65	2,077	66	662	(21)
Disposals	(24)	(663)	(728)	(148)	10
Translation differences	(5)	(43)	(149)	(12)	1
Fair value adjustments and financial updates	(115)	23	18	(4)	—
Transfers and other	2	(1,527)	(208)	(447)	12
Balance at 12/31/18	573	1,050	1,624	488	(118)
The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2018 and December 31, 2017 is as follows:

Millions of euros	12/31/2018	12/31/2017
Non-current financial assets (Note 14)	6,393	7,771
Investments	573	650
Credits and others financial assets	1,050	1,183
Deposits and guarantees	1,624	2,625
Trade receivables	488	638
Impairment of trade receivables	(118)	(137)
Derivative financial assets (Note 17)	2,776	2,812
Other non-current assets	716	396
Contractual assets (Note 20)	108	—
Deferred expenses (Note 20)	191	—
Prepayments	417	396
Total	7,109	8,167

Schedule of Composition of Long-Term Credits	The composition of long-term credits is as follows:

Millions of euros	12/31/2018	12/31/2017
Long-term receivables for indirect taxes	731	189
Other long-term credits	319	994
Total	1,050	1,183